Long-Term Debt and Borrowing Arrangements (Details) - Schedule of Related Party Revolving Credit Arrangements - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Related Party Revolving Credit Arrangements [Abstract]
Available Capacity	$ 6,943	$ 3,172